Average Annual Total Returns (Vanguard Health Care Fund Retail)	Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Global Health Biotechnology Funds Average Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Global Health Biotechnology Funds Average Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015	MSCI ACWI Health Care Index Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	MSCI ACWI Health Care Index Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015	Spliced Health Care Index Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015	Spliced Health Care Index Vanguard Health Care Fund Vanguard Health Care Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.52%	28.57%	24.65%	18.89%	25.46%	25.46%	18.13%	18.13%	18.13%	18.13%
Five Years	20.17%	20.23%	18.44%	16.25%	19.33%	19.33%	16.17%	16.17%	16.74%	16.74%
Ten Years	12.69%	12.77%	11.30%	10.33%	10.77%	10.77%	9.58%	9.58%	9.41%	9.41%